Schedule of Investments (unaudited)	iShares® Global Healthcare ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Cochlear Ltd.	34,320	$7,575,792
CSL Ltd.	255,827	50,166,953
Ramsay Health Care Ltd.	97,844	3,089,144
Sonic Healthcare Ltd.	254,701	4,448,018
		65,279,907
Belgium — 0.6%
Argenx SE(a)	31,251	13,559,458
UCB SA	63,090	9,368,039
		22,927,497
Brazil — 0.1%
Rede D’Or Sao Luiz SA(b)	542,176	2,638,090

Denmark — 6.4%
Coloplast A/S, Class B	65,063	7,821,426
Genmab A/S(a)	35,381	8,866,241
Novo Nordisk A/S, Class B	1,688,415	241,586,446
		258,274,113
France — 2.4%
EssilorLuxottica SA	151,399	32,533,153
Eurofins Scientific SE	68,288	3,419,109
Sanofi SA	591,061	57,003,773
Sartorius Stedim Biotech	14,861	2,455,950
		95,411,985
Germany — 1.2%
Bayer AG, Registered	518,744	14,622,367
Fresenius Medical Care AG & Co. KGaA	105,930	4,048,302
Fresenius SE & Co. KGaA(a)	216,386	6,464,376
Merck KGaA	68,392	11,310,356
Qiagen NV, NVS	116,290	4,804,880
Siemens Healthineers AG(b)(c)	149,814	8,627,650
		49,877,931
Japan — 3.9%
Astellas Pharma Inc.	955,675	9,428,439
Chugai Pharmaceutical Co. Ltd.	340,600	12,128,203
Daiichi Sankyo Co. Ltd.	1,028,700	35,751,148
Eisai Co.Ltd.	157,300	6,475,040
Hoya Corp.	185,100	21,645,469
M3 Inc.	225,600	2,158,544
Olympus Corp.	623,000	10,056,669
Ono Pharmaceutical Co. Ltd.	257,600	3,519,669
Otsuka Holdings Co. Ltd.	295,000	12,462,792
Shionogi & Co. Ltd.	148,300	5,776,068
Sysmex Corp.	252,400	4,074,228
Takeda Pharmaceutical Co.Ltd.	837,692	21,728,246
Terumo Corp.	788,400	13,075,771
		158,280,286
Netherlands — 0.3%
Koninklijke Philips NV(a)	499,338	12,557,624

South Korea — 0.3%
Celltrion Inc.	83,996	10,590,449

Spain — 0.0%
Grifols SA(a)	154,480	1,306,441

Sweden — 0.1%
Getinge AB, Class B	121,871	2,070,093

Switzerland — 7.2%
Alcon Inc.	263,060	23,383,885
Lonza Group AG, Registered	39,411	21,455,540
Security	Shares	Value

Switzerland (continued)
Novartis AG, Registered	1,057,065	$112,547,430
Roche Holding AG, Bearer	14,087	4,294,891
Roche Holding AG, NVS	372,649	103,245,654
Sandoz Group AG	229,166	8,306,815
Sonova Holding AG, Registered	25,251	7,778,991
Straumann Holding AG	62,026	7,656,397
		288,669,603
United Kingdom — 4.4%
AstraZeneca PLC	821,932	127,919,710
GSK PLC	2,169,976	41,737,774
Smith & Nephew PLC	461,907	5,724,090
		175,381,574
United States — 71.0%
Abbott Laboratories	922,090	95,814,372
AbbVie Inc.	935,528	160,461,763
Agilent Technologies Inc.	155,139	20,110,669
Align Technology Inc.(a)	37,692	9,099,980
Amgen Inc.	284,374	88,852,656
Baxter International Inc.	270,209	9,038,491
Becton Dickinson and Co.	153,155	35,793,855
Biogen Inc.(a)	77,077	17,867,990
Bio-Rad Laboratories Inc., Class A(a)	10,399	2,840,071
Bio-Techne Corp.	83,670	5,994,955
Boston Scientific Corp.(a)	778,292	59,936,267
Bristol-Myers Squibb Co.	1,078,128	44,774,656
Cardinal Health Inc.	128,675	12,651,326
Catalent Inc.(a)	95,186	5,352,309
Cencora Inc.	87,637	19,744,616
Centene Corp.(a)	282,510	18,730,413
Charles River Laboratories International Inc.(a)	27,212	5,621,455
Cigna Group (The)	150,576	49,775,908
Cooper Companies Inc. (The)	104,597	9,131,318
CVS Health Corp.	665,019	39,276,022
Danaher Corp.	349,446	87,309,083
DaVita Inc.(a)	28,541	3,954,926
Dexcom Inc.(a)	210,806	23,901,184
Edwards Lifesciences Corp.(a)(c)	318,899	29,456,701
Elevance Health Inc.	123,043	66,672,080
Eli Lilly & Co.	422,854	382,843,555
GE HealthCare Technologies Inc., NVS(a)	224,731	17,511,040
Gilead Sciences Inc.	659,537	45,250,834
HCA Healthcare Inc.	102,529	32,940,517
Henry Schein Inc.(a)	68,321	4,379,376
Hologic Inc.(a)	123,947	9,203,065
Humana Inc.	63,794	23,836,628
IDEXX Laboratories Inc.(a)	43,689	21,285,281
Incyte Corp.(a)	97,893	5,934,274
Insulet Corp.(a)	37,046	7,475,883
Intuitive Surgical Inc.(a)	187,776	83,532,154
IQVIA Holdings Inc.(a)(c)	96,454	20,394,234
Johnson & Johnson	1,251,820	182,966,011
Labcorp Holdings Inc.	44,831	9,123,557
McKesson Corp.	68,815	40,190,713
Medtronic PLC	702,931	55,327,699
Merck & Co. Inc.	1,342,390	166,187,882
Mettler-Toledo International Inc.(a)	11,382	15,907,369
Moderna Inc.(a)	176,746	20,988,587
Molina Healthcare Inc.(a)	31,022	9,222,841
Pfizer Inc.	3,011,592	84,264,344
Quest Diagnostics Inc.	58,613	8,022,947
Regeneron Pharmaceuticals Inc.(a)	56,150	59,015,334

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
ResMed Inc.	77,896	$14,910,852
Revvity Inc.	65,169	6,833,621
Solventum Corp.(a)	72,563	3,837,131
STERIS PLC	52,467	11,518,605
Stryker Corp.	179,486	61,070,111
Teleflex Inc.	24,845	5,225,649
Thermo Fisher Scientific Inc.	202,316	111,880,748
UnitedHealth Group Inc.	487,326	248,175,639
Universal Health Services Inc., Class B	31,911	5,901,301
Vertex Pharmaceuticals Inc.(a)	136,610	64,031,839
Viatris Inc.	633,452	6,733,595
Waters Corp.(a)(c)	31,403	9,110,638
West Pharmaceutical Services Inc.	38,805	12,781,979
Zimmer Biomet Holdings Inc.	108,913	11,820,328
Zoetis Inc.	242,425	42,026,798
		2,843,826,025

Total Common Stocks — 99.5%
(Cost: $3,326,974,039)		3,987,091,618

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS	14,747	3,452,066

Total Preferred Stocks — 0.1%
(Cost: $5,292,276)		3,452,066

Total Long-Term Investments — 99.6%
(Cost: $3,332,266,315)		3,990,543,684
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(d)(e)(f)	20,711,202	$20,717,415
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	8,830,000	8,830,000

Total Short-Term Securities — 0.8%
(Cost: $29,548,131)		29,547,415

Total Investments — 100.4%
(Cost: $3,361,814,446)		4,020,091,099

Liabilities in Excess of Other Assets — (0.4)%		(14,046,228)

Net Assets — 100.0%		$4,006,044,871

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,592,872	$6,121,732	(a)	$—	$6,001	$(3,190)	$20,717,415	20,711,202	$7,668	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,430,000	400,000	(a)	—	—	—	8,830,000	8,830,000	87,065		—
					$6,001	$(3,190)	$29,547,415		$94,733		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index	98	09/20/24	$14,597	$63,983

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
June 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,846,464,115	$1,140,627,503	$—	$3,987,091,618
Preferred Stocks	—	3,452,066	—	3,452,066
Short-Term Securities
Money Market Funds	29,547,415	—	—	29,547,415
	$2,876,011,530	$1,144,079,569	$—	$4,020,091,099
Derivative Financial Instruments(a)
Assets
Equity Contracts	$63,983	$—	$—	$63,983

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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